Variable interest entities - Carrying Value of Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Variable Interest Entity [Line Items]
Cash and cash equivalents	$ 111,392	$ 177,924	$ 53,844	$ 105,116
Restricted cash	195,095	256,426
Investment in unconsolidated equity investee	16,453	5,917
Deferred issuance costs	105,952	85,050
Amount Available to Variable Interest Entities [Member]
Variable Interest Entity [Line Items]
Cash and cash equivalents		177,382
Restricted cash		241,098
Deferred issuance costs		84,326
Amount Available Not to Variable Interest Entities [Member]
Variable Interest Entity [Line Items]
Cash and cash equivalents		542
Restricted cash		15,328
Investment in unconsolidated equity investee		5,917
Deferred issuance costs		$ 724